Advances to joint ventures (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 6,450	$ 7,130
Long-term advances to joint ventures	2,311	6,861
Advances/shareholder loans to joint ventures	$ 8,761	$ 13,991